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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 96.4%

NEW YORK – 96.4%

AIRPORT – 7.1%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,268,510

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 09/15/23	3,000,000	3,367,410

TOTAL AIRPORT		$4,635,920

DEDICATED TAX – 16.6%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,435,897

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,573,741

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-1), 5.00%, 11/01/25	500,000	612,360

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 02/15/27	945,000	1,180,513

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,464,580

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,214,820

New York State Urban Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), 5.00%, 03/15/25	540,000	645,624

Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 10/15/31	1,500,000	1,754,880

TOTAL DEDICATED TAX		$10,882,415

DEVELOPMENT – 2.3%
New York Liberty Development Corp., NY, Refunding Revenue Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,045,000	1,526,755

FACILITIES – 0.2%

United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM , 5.90%, 05/01/23	115,000	122,950

GENERAL OBLIGATIONS – 8.9%

Nassau County, NY, GO, General Improvements, AD Valorem Property Tax, (Series C), (BAM), 5.00%, 10/01/31	545,000	679,898

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM), 5.00%, 04/01/26	1,000,000	1,227,140

Description	Par Value	Value

New York, NY, GO Unlimited, (Series A-1), 5.00%, 08/01/31	$1,000,000	$1,358,420

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)

5.00%, 05/01/26	1,000,000	1,229,600

5.00%, 05/01/30	1,000,000	1,333,120

TOTAL GENERAL OBLIGATIONS		$5,828,178

HIGHER EDUCATION – 22.8%

City of Albany Capital Resource Corp., NY, Refunding Revenue Bonds, Albany Law School of Union University Project

4.00%, 07/01/22	600,000	615,366

4.00%, 07/01/23	725,000	760,793

4.00%, 07/01/25	865,000	935,567

4.00%, 07/01/26	800,000	874,656

5.00%, 07/01/29	1,195,000	1,378,600

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, The Culinary Institute of America, 5.00%, 07/01/32	1,040,000	1,212,453

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, The Juilliard School, (Series A), 5.00%, 01/01/33	1,025,000	1,333,494

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Brooklyn Law School, (Series A), 5.00%, 07/01/33	1,200,000	1,433,628

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NATL-IBC), 5.25%, 05/15/21	5,000	5,074

New York State Dormitory Authority, NY, Refunding Revenue Bonds, School Districts Financing Program, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	1,000,000	1,305,650

New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 05/15/27	1,740,000	1,841,981

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,725,000	3,237,791

TOTAL HIGHER EDUCATION		$14,935,053

HOUSING – 14.3%

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	2,000,000	2,188,920

New York City, NY, Housing Development Corp., Revenue Bonds, Sustainable Neighborhood Bonds

2.45%, 05/01/31	500,000	527,420

3.10%, 11/01/34	890,000	964,360

New York State Housing Finance Agency, NY, Multi Family Revenue Bonds, Climate Bond Certified/Sustainability Bonds (Series P), 1.60%, 11/01/24	1,000,000	1,010,720

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	$1,940,000	$2,118,693

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	1,335,000	1,439,450

New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	1,000,000	1,099,620

TOTAL HOUSING		$9,349,183

LEASE – 2.7%

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,759,468

MEDICAL – 7.5%

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,288,240

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,279,930

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,332,005

TOTAL MEDICAL		$4,900,175

POWER – 3.3%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/33	700,000	953,960

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 09/01/25	1,000,000	1,215,090

TOTAL POWER		$2,169,050

STUDENT HOUSING – 1.9%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,231,150

Description	Par Value	Value

TRANSPORTATION – 7.2%

Metropolitan Transportation Authority, NY, Revenue Bonds, (Series D-1), 5.00%, 09/01/22	$1,500,000	$1,594,905

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,136,640

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K)

5.00%, 01/01/29	105,000	122,883

5.00%, 01/01/30	700,000	817,733

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, Highway Revenue Tools, (Series A), 5.00%, 11/15/26	650,000	800,910

Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	200,000	216,416

TOTAL TRANSPORTATION		$4,689,487

WATER – 1.6%

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	1,060,043

TOTAL NEW YORK		$63,089,827

TOTAL MUNICIPAL BONDS (Cost $60,234,142)		$63,089,827

	Number of Shares

MONEY MARKET FUND – 4.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	2,716,858	2,716,858

TOTAL MONEY MARKET FUND (Cost $2,716,858)		$2,716,858

TOTAL INVESTMENTS – 100.5% (Cost $62,951,000)		$65,806,685

OTHER ASSETS LESS LIABILITIES – (0.5)%		(343,258)

TOTAL NET ASSETS – 100.0%		$65,463,427

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$63,089,827	$—	$63,089,827

Money Market Fund	2,716,858	—	—	2,716,858

Total	$2,716,858	$63,089,827	$—	$65,806,685

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^ 7-Day net yield.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IBC	International Bancshares Corporation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)